Basis of Presentation of the Consolidated Financial Statements - Acquisition of mobile assets of Oi Group (Details) - Oi Group € in Millions, R$ in Millions			12 Months Ended
	Apr. 20, 2022 BRL (R$)	Apr. 20, 2022 EUR (€)	Dec. 31, 2022	Apr. 20, 2022 EUR (€)
Disclosure of subsidiaries [line items]
Cash transferred, estimation	R$ 5,373	€ 1,063
Consideration (share purchase price)	R$ 4,885			€ 972
Increase in existing liabilities, contingent liabilities recognised in business combination, percentage	0.10	0.10
Consideration	R$ 5,492			1,093
Intangible assets				539
Goodwill (Note 7)				676
Licenses
Disclosure of subsidiaries [line items]
Intangible assets				€ 520
Committed Payment Subject To Certain Targets
Disclosure of subsidiaries [line items]
Liabilities incurred | R$	110
Other Committed Payment
Disclosure of subsidiaries [line items]
Liabilities incurred | R$	R$ 8
Guaranteed | Telefonica Brasil
Disclosure of subsidiaries [line items]
Increase in existing liabilities, contingent liabilities recognised in business combination, percentage			0.10